RELATED PARTIES - TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTIES - TRANSACTIONS AND BALANCES:
NOTE 7 - RELATED PARTIES - TRANSACTIONS AND BALANCES:

a.	Transactions with related parties

Related parties include the Chairman of the Board of Directors and the Chief Executive Officers of the Company.

	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Expenses:
Payroll expenses	$271	$641	$218	$316
Directors fee	$155	$172	$87	$74

b.	Balances with related parties -

	June 30,	December 31,
	2016	2015
Accounts payable and accruals	$174	$636

As of June 30, 2016 there were 600,875 outstanding options and RSUs granted to related parties, with an average exercise price of $4.3. See note 5c.